Income taxes (FY) (Tables)	12 Months Ended
Jul. 31, 2024
Income taxes [Abstract]
Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate
A reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	July 31, 2024	July 31, 2023

Domestic	$(7,403,278)	$(5,090,737)
International	(2,395,924)	(813,916)
(Loss) before income taxes	(9,799,202)	(5,904,653)

	July 31, 2024	July 31, 2023
Expected recovery at statutory rate	(2,057,832)	(1,239,977)
Permanent book/tax differences	241,919	21,517
Change in valuation allowance	1,873,989	1,267,017
Current tax true up	28,463	-
Tax rate differential	-	(48,835)
Impact of foreign currency translation	(13,993)	278
Total tax expense	$72,546	$-

Components of Provision for Income Taxes
The components of the provision for income taxes are as follows:

	July 31, 2024	July 31, 2023

Current tax expense:
Federal	$-	$-
Foreign	72,546	-
Total current tax expense	72,546	-

Deferred tax benefit:
Federal	-	-
Foreign	-	-
Total deferred tax benefit	-	-
Total income tax expense	$72,546	$-

Components of Deferred Tax Assets and Liabilities
The significant components of the deferred tax assets and liabilities consisted of the following:

	July 31, 2024	July 31, 2023
Deferred tax assets
Net operating loss carryforwards	$2,441,398	$1,141,657
Unexercised share-based compensation	823,579	583,213
Capital start-up costs	620,911	707,758
Derivative liability	193,043	-
Accrued payroll reserves	49,866	-
Financing fees	6,005	-
Unrealized foreign exchange gain/loss	11,434	-
Total gross deferred tax assets	4,146,236	2,432,628

Valuation allowance	(4,141,548)	(2,429,492)

Total deferred tax assets, net of valuation allowance	4,688	3,136

Deferred tax liability
Convertible debt	(4,410)	-
Depreciation	(278)	(592)
Unrealized foreign exchange gain/loss	-	(2,544)
Total gross deferred tax liabilities	(4,688)	(3,136)

Net deferred tax asset	$-	$-